UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Roark, Rearden & Hamot Capital Management, LLC*
Address:     222 Berkeley Street, 17th Floor
             Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seth W. Hamot
Title:    Managing Member
Phone:    (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA          May 13, 2011
-----------------          ----------          ------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     $136,560
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number   Name
---     --------------------   --------------------------------
1       28-11734               Costa Brava Partnership III L.P.
2       28-11736               Roark, Rearden & Hamot, LLC
3       28-11733               Seth W. Hamot

                                                      COSTA BRAVA PARTNERSHIP III L.P.
                                                 FORM 13F INFORMATION TABLE AS OF 3/31/2011

                                                             SHARES     MARKET
                                                             OR PRN      VALUE    INVESTMENT   OTHER           VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP     AMOUNT   LONG X1000  DISCRETION  MANAGERS     SOLE     SHARED     NONE

AMAG PHARMACEUTICALS INC        COM              00163U106   65000     1,085.50     sole                  65000
ARBOR RLTY TR INC               COM              038923108   608000    3,453.44     sole                  608000
ARTHROCARE CORP                 COM              043136100   75000     2,500.50     sole                  75000
BENIHANA INC                    CL A             082047200   350000    2,957.50     sole                  350000
JOHNSON & JOHNSON               CALL             478160104   4             0.33     sole                  4
MICROSOFT CORP                  CALL             594918904   2000        114.00     sole                  2000
CREXUS INVT CORP                COM              226553105   25000       285.50     sole                  25000
DJSP ENTERPRISES INCORPORATE   *W EXP 08/11/201  G7982P120   473000        0.47     sole                  473000
DJSP ENTERPRISES INCORPORATE    SHS              G7982P104   3471115     242.98     sole                  3471115
ENERGY PARTNERS LTD             COM NEW          29270U303   523790    9,428.22     sole                  523790
FIRST PL FNL COM                COM              33610T109   50000       111.50     sole                  50000
CHINA GERUI ADV MAT GR LTD      SHS              G21101103   30000       141.00     sole                  30000
HARVARD BIOSCIENCE INC          COM              416906105   590000    3,351.20     sole                  590000
INCONTACT INC                   COM              45336E109   226200      744.20     sole                  226200
INFUSYSTEM HLDS INC             COM              45685K102   854242    2,306.45     sole                  854242
IRIDIUM COMMUNICATIONS INC      COM              46269C102   200000    1,596.00     sole                  200000
ISTA PHARMACEUTICALS INC        COM NEW          45031X204   15000       151.80     sole                  15000
KIT DIGITAL INC                 COM NEW          482470200   725000    8,729.00     sole                  725000
KKR FINANCIAL HLDGS INC         COM              48248A306   145600    1,425.42     sole                  145600
KRATOS DEFENSE & SEC SOLUTIO    COM NEW          50077B207   60000       853.20     sole                  60000
LIHUA INTL INC                  COM              532352101   98000       860.44     sole                  98000
MEDQUIST HLDGS INC              COM              58506K102   2832716  29,516.90     sole                  2832716
MIDDLEBY CORP                   COM              596278101   15000     1,396.80     sole                  15000
NABI BIOPHARMACEUTICALS         COM              629519109   2643044  15,356.09     sole                  2643044
NEW YORK & CO INC               COM              649295102   90000       630.90     sole                  90000
NEWCASTLE INVT CORP             COM              65105M108   2004000  12,104.16     sole                  2004000
NORDION INC                     COM              65563C105   168609    1,992.96     sole                  168609
OVERHILL FARMS INC              COM              690212105   63428       385.64     sole                  63428
PMI GROUP INC                   COM              69344M101   350000      945.00     sole                  350000
POPULAR INC                     COM              733174106   750000    2,190.00     sole                  750000
QLT INC                         COM              746927102   2532352  17,599.85     sole                  2532352
RADIAN GROUP INC                COM              750236101   1500000  10,215.00     sole                  1500000
SANTARUS INC                    COM              802817304   1136800   3,887.86     sole                  1136800